Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Use of the Proceeds from the IPO

The use of the proceeds from the IPO were as follows:

Gross proceeds	$631.3
Less:
Underwriters' discount and commissions	29.2
IPO-related expenses	11.8
Redemption of 11% Senior Notes due 2021 (Note 9)	475.0
Call premium on redemption of 11% Senior Notes due 2021	13.1
Interest on redemption of 11% Senior Notes due 2021	10.9
Sponsor management fee	11.3
Debt refinancing expenses	11.4
Cash to balance sheet	$68.6